STOCK-BASED COMPENSATION - SCHEDULE OF OUSTANDING UNVESTED RSUs AND PSUs (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
RSUs
Number of Shares
Balance at beginning of the period (in shares) | shares	650
Granted (in shares) | shares	148
Vested (in shares) | shares	(268)
Forfeited (in shares) | shares	(4)
Balance at end of the period (in shares) | shares	526
Weighted Average Grant Date Fair Value
Balance at beginning of the period (in usd per share) | $ / shares	$ 57.76
Granted (in usd per share) | $ / shares	46.92
Vested (in usd per share) | $ / shares	52.41
Forfeited (in usd per share) | $ / shares	61.68
Balance at end of the period (in usd per share) | $ / shares	$ 57.41
Vesting period (in years)	3 years
PSUs
Number of Shares
Balance at beginning of the period (in shares) | shares	2
Granted (in shares) | shares	0
Vested (in shares) | shares	(2)
Forfeited (in shares) | shares	0
Balance at end of the period (in shares) | shares	0
Weighted Average Grant Date Fair Value
Balance at beginning of the period (in usd per share) | $ / shares	$ 71.39
Granted (in usd per share) | $ / shares	0.00
Vested (in usd per share) | $ / shares	71.39
Forfeited (in usd per share) | $ / shares	0.00
Balance at end of the period (in usd per share) | $ / shares	$ 0.00